Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information
Schedule of supplemental cash flow information
	Year ended December 31,
	2013	2012	2011
	(in thousands)
Cash paid for interest	$16,527	$7,858	$858
Cash paid for income taxes	$7	$—	$—
Non-cash investing activity:
Receipt of MSRs created in loan sales activities	$205,105	$90,472	$8,253